Financial instruments and risk management - Summary of credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 12,807	$ 10,381
Trade and other financial receivables	2,762	3,286
Investments in equity accounted units	3,504	3,764
Derivative assets	272	665
Loans to equity accounted units	0	41
Total	18,736	17,459
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	12,807	10,381
Trade and other financial receivables	2,762	3,286
Investments in equity accounted units	2,682	2,899
Derivative assets	272	665
Loans to equity accounted units	0	41
Total	$ 18,523	$ 17,272